Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations

All current and prior period income from the following office property dispositions are included in discontinued operations for the years ended December 31, 2012, 2011 and 2010 (in thousands).

Office Property	Location	Square Feet	Date of Sale	Net Sales Price	Net Book Value of Real Estate	Gain on Sale	Impairment Loss
One Park Ten	Houston, TX	163	4/15/2010	$14,924	$6,406	$8,518	$—
2010 Dispositions		163		$14,924	$6,406	$8,518	$—
							—
233 North Michigan	Chicago, IL	1,070	5/11/2011	$156,546	$152,254	$4,292	$—
Greenbrier I & II	Hampton Roads, VA	172	7/19/2011	16,275	15,070	1,205	—
Glen Forest	Richmond, VA	81	8/16/2011	8,950	7,880	1,070	—
Tower at 1301 Gervais (1)	Columbia, SC	298	9/8/2011	18,421	18,421	—	6,147
Wells Fargo	Houston, TX	134	12/9/2011	—	—	—	11,561
Fund I Assets	Various	1,956	12/31/2011	255,725	244,467	11,258	68,513
2011 Dispositions		3,711		$455,917	$438,092	$17,825	$86,221

Falls Pointe	Atlanta, GA	107	1/6/2012	$5,824	$4,467	$1,357	$—
111 East Wacker	Chicago, IL	1,013	1/9/2012	153,240	153,237	3	19,050
Renaissance Center	Memphis, TN	189	3/1/2012	27,661	24,629	3,032	9,200
Non-Core Assets (2)	Various	1,932	Various	125,486	122,157	3,329	51,889
Overlook II	Atlanta, GA	260	4/30/2012	29,467	28,689	778	10,500
Wink	New Orleans, LA	32	6/8/2012	705	803	(98)	—
Ashford Center/ Peachtree Ridge	Atlanta, GA	321	7/1/2012	29,440	28,148	1,292	17,200
Sugar Grove	Houston, TX	124	10/23/2012	10,303	7,057	3,246	—
2012 Dispositions		3,978		$382,126	$369,187	$12,939	$107,839

Office Property	Location	Square Feet	Date of Sale	Gross Sales Price
2013 Dispositions
Atrium at Stoneridge	Columbia, SC	108	3/20/2013	$3,050
Waterstone	Atlanta, GA	93	7/10/2013	3,400
Meridian	Atlanta, GA	97	7/10/2013	6,800
Bank of America Plaza	Nashville, TN	436	7/17/2013	42,800
		734		$56,050

(1)	During 2010 and 2011, the Company recognized non-cash impairment losses on this property of $3.4 million and $2.7 million, respectively.

(2)	During 2010 and 2011, the Company recognized non-cash impairment losses associated with these properties of $640,000 and $51.2 million, respectively.

During 2012, the Company completed its previously disclosed dispositions as part of its strategic objective of becoming a leading owner of high-quality office assets in higher growth markets in the Sunbelt region of the United States.  As previously disclosed, the Company entered into an agreement to sell its interest in 13 office properties totaling 2.7 million square feet owned by Parkway Properties Office Fund, L.P. ("Fund I") to its existing partner in the fund for a gross sales price of $344.3 million.  As of December 31, 2011, Parkway had completed the sale of 9 of these 13 assets.  During the year ended December 31, 2012, the Company completed the sale of the remaining four Fund I assets totaling 770,000 square feet.  Accordingly, income from all Fund I properties has been classified as discontinued operations for all current and prior periods.  These Fund I assets were secured by a total of $292.0 million in mortgage loans, of which $82.4 million was Parkway's share, with a weighted average interest rate of 5.6% that were assumed by the buyer upon closing.  Parkway received net proceeds from the sales of the Fund I assets of $14.2 million, which were used to reduce amounts outstanding under the Company's credit facilities.

Additionally, during the year ended December 31, 2012, the Company completed the sale of the 15 properties included in its strategic sale of a portfolio of non-core assets, for a gross sales price of $147.7 million and generating net proceeds to Parkway of approximately $94.3 million, with the buyer assuming $41.7 million in mortgage loans upon sale, of which $31.9 million was Parkway's share.  The 15 assets that were sold include five assets in Richmond, four assets in Memphis, and six assets in Jackson. Income from these non-core assets has been classified as discontinued operations for all current and prior periods.

The Company completed the sale of four additional assets during the year ended December 31, 2012, including the sale of 111 East Wacker, a 1.0 million square foot office property located in Chicago, the Wink building, a 32,000 square foot office property in New Orleans, Louisiana, Sugar Grove, a 124,000 square foot office property in Houston, Texas, and Falls Pointe, a 107,000 square foot office property located in Atlanta and owned by Parkway Properties Office Fund II, L.P. ("Fund II") for a gross sales price of $168.8 million.  Parkway received approximately $14.8 million in net proceeds from these sales, which were used to reduce amounts outstanding under the Company's revolving credit facility and to fund subsequent acquisitions.  In connection with the sale of 111 East Wacker, the buyer assumed a $147.9 million mortgage loan upon sale.  Income from 111 East Wacker, the Wink building, Sugar Grove and Falls Pointe has been classified as discontinued operations for all current and prior periods.

At December 31, 2012, assets that were reported in discontinued operations and were sold in 2013 represented four properties: Atrium at Stoneridge, totaling 108,000 square feet and located in Columbia, South Carolina, that was sold on March 20, 2013; Waterstone and Meridian, totaling 190,000 square feet and located in Atlanta, Georgia, that were sold on July 10, 2013; and Bank of America Plaza, a 436,000 square foot office property located in Nashville, Tennessee that was sold on July 17, 2013.

The amount of revenues and expenses for these office properties reported in discontinued operations for the years ended December 31, 2012, 2011 and 2010 is as follows (in thousands):

	Year Ended December 31
	2012	2011	2010
Statement of Operations:
Revenues
Income from office and parking properties	$24,007	$146,972	$173,505
	24,007	146,972	173,505
Expenses
Office and parking properties:
Operating expenses	10,853	66,116	74,677
Management company expense	350	288	380
Interest expense	5,575	30,989	35,927
Gain on extinguishment of debt	(1,494)	(7,635)	—
Non-cash expense on interest rate swap	(215)	2,338	—
Depreciation and amortization	4,275	58,021	67,270
Impairment loss	3,500	189,940	4,120
	22,844	340,057	182,374
Other Income/Expenses
Equity in loss of unconsolidated joint ventures	(19)	—	—

Income (loss) from discontinued operations	1,144	(193,085)	(8,869)
Gain on sale of real estate from discontinued operations	12,939	17,825	8,518
Total discontinued operations per Statement of Operations	14,083	(175,260)	(351)
Net income (loss) attributable to noncontrolling interest from discontinued operations	(4,184)	75,836	7,221
Total discontinued operations – Parkway's Share	$9,899	$(99,424)	$6,870